Long-Term Investments (Details) - CNY (¥)		1 Months Ended	6 Months Ended
	Oct. 15, 2015	Jan. 31, 2018	Jun. 30, 2025	Jun. 30, 2024
Long—Term Investments [Line Items]
Cash to acquire	¥ 12,000	¥ 14,000
Total equity interest percentage	2.86%	20.00%
Education Company [Member]
Long—Term Investments [Line Items]
Impairment loss
Third-Party Companies [Member]
Long—Term Investments [Line Items]
Impairment loss
IT Consulting Services [Member]
Long—Term Investments [Line Items]
Impairment loss